Finance Lease Receivables - Schedule of Finance Lease Receivable (Detail)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Leases [Abstract]
Gross investment in finance lease receivables	¥ 1,381,250,930	$ 200,894,616	¥ 33,018,834
Less: unearned income	(194,596,102)	(28,302,830)	(6,610,522)
Net investment in finance lease receivables	1,186,654,828	172,591,786	26,408,312
Less: allowance for finance lease receivables	(28,765,413)	(4,183,756)
Finance lease receivables, net	¥ 1,157,889,415	$ 168,408,030	¥ 26,408,312